united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/18

Item 1. Reports to Stockholders.

Arrow DWA Country Rotation ETF

DWCR

Semi-Annual Report
January 31, 2018

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow DWA Country Rotation ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2018

The Fund’s performance figures* for the periods ended January 31, 2018, as compared to its benchmarks:

Since Inception** -
January 31, 2018
Arrow DWA Country Rotation ETF - NAV	7.28%
Arrow DWA Country Rotation ETF - Market Price	7.07%
S&P 500 TR Index	5.62%
Dorsey Wright Country and Stock Momentum Index	6.32%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowShares.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements is 0.80% per the December 18, 2017 prospectus. After fee waivers, the Fund’s total annual expenses are 0.75%. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Funds expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on December 29, 2017.

The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

Dorsey Wright Country and Stock Momentum Index is constructed pursuant at Dorsey, Wright & Associates proprietary mythology. The index has a relative strength focus that looks for the 10 strongest performing countries among a universe of 41 countries. Once the country is identified, the index methodology is designed to identify 10 companies that demonstrate powerful relative strength characteristics within that country. The fund and the index are equally weighted and rebalanced and reconstituted quarterly.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds:
China	11.2%
Poland	10.4%
Belgium	10.1%
Finland	10.0%
Austria	9.9%
Thailand	9.9%
Taiwan	9.9%
Chile	9.7%
Korea	9.4%
India	9.3%
Other, Cash & Cash Equivalents	0.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s Holdings.

Arrow DWA Country Rotation ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 99.8%
	AUSTRIA - 9.9%
17,979	iShares MSCI Austria Capped ETF	$480,938

	BELGIUM - 10.1%
21,500	iShares MSCI Belgium Capped ETF	489,985

	CHILE - 9.7%
8,421	iShares MSCI Chile Capped ETF	471,239

	CHINA - 11.2%
7,257	iShares MSCI China ETF	542,896

	FINLAND - 10.0%
11,550	iShares MSCI Finland Capped ETF	482,790

	INDIA - 9.3%
12,007	iShares MSCI India ETF	447,261

	KOREA - 9.4%
5,790	iShares MSCI South Korea Capped ETF	453,010

	POLAND - 10.4%
17,069	iShares MSCI Poland Capped ETF	500,975

	TAIWAN - 9.9%
12,373	iShares MSCI Taiwan Capped ETF	478,093

	THAILAND - 9.9%
4,820	iShares MSCI Thailand Capped ETF	480,313

	TOTAL EXCHANGE TRADED FUNDS (Cost $4,610,151)	4,827,500

	TOTAL INVESTMENTS - 99.8% (Cost $4,610,151)	$4,827,500
	OTHER ASSETS LESS LIABILITIES - 0.2%	10,989
	NET ASSETS - 100.0%	$4,838,489

See accompanying notes to financial statements.

Arrow DWA Country Rotation ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2018

ASSETS
Investment securities:
At cost	$4,610,151
At value	$4,827,500
Cash	15,636
Due from Adviser	4,154
TOTAL ASSETS	4,847,290

LIABILITIES
Payable to related parties	253
Accrued expenses and other liabilities	8,548
TOTAL LIABILITIES	8,801
NET ASSETS	$4,838,489

Net Assets Consist Of:
Paid in capital	$4,623,905
Undistributed net investment loss	(3,547)
Accumulated net realized gain from investment transactions	782
Net unrealized appreciation of investments	217,349
NET ASSETS	$4,838,489

Net Asset Value Per Share:
Net Assets	$4,838,489
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$32.26

See accompanying notes to financial statements.

Arrow DWA Country Rotation ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2018 *

EXPENSES
Investment advisory fees	2,242
Audit fees	1,819
Legal fees	1,581
Custodian fees	1,118
Transfer agent fees	932
Printing and postage expenses	745
Trustees fees and expenses	559
Administrative services fees	160
Professional fees	93
Insurance expense	93
Other expenses	601
TOTAL EXPENSES	9,943

Less: Fees waived/reimbursed by the Advisor	(6,396)
NET EXPENSES	3,547

NET INVESTMENT LOSS	(3,547)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	782
Net change in unrealized appreciation on investments	217,349
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	218,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,584

*	The Arrow DWA Country Rotation ETF commenced operations on December 28, 2017.

See accompanying notes to financial statements.

Arrow DWA Country Rotation ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
January 31, 2018 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(3,547)
Net realized gain on investments	782
Net change in unrealized appreciation on investments	217,349
Net increase in net assets resulting from operations	214,584

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,623,905
Net increase in net assets resulting from shares of beneficial interest	4,623,905

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,838,489

NET ASSETS
Beginning of Period	—
End of Period*	$4,838,489
*Includes accumulated net investment loss of:	$(3,547)

SHARE ACTIVITY
Shares Sold	150,000
Net increase in shares of beneficial interest outstanding	150,000

(a)	The Arrow DWA Country Rotation ETF commenced operations on December 28, 2017.

See accompanying notes to financial statements.

Arrow DWA Country Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

For The
Period Ended
January 31, 2018 (1)
(Unaudited)
Net asset value, beginning of period	$30.00
Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments	2.28
Total from investment operations	2.26
Net asset value, end of period	$32.26
Total return (4)(6)	7.28%
Net assets, at end of period (000s)	$4,838
Ratio of gross expenses to average net assets (3)(7)	1.69%
Ratio of net expenses to average net assets (3)(7)	0.75%
Ratio of net investment loss to average net assets (3)(7)(8)	(0.85)%
Portfolio Turnover Rate (4)(5)	1%

(1)	The Arrow DWA Country Rotation ETF commenced operations on December 28, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not Annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation. Had the Adviser not waived a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2018

1.	ORGANIZATION

The Arrow DWA Country Rotation ETF (the “Fund”) is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on December 28, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update “ASU” 2013-8.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values (“NAV”) as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets measured at fair value:

Arrow DWA Country Rotation ETF

Assets*	Level 1	Level 2	Level 3	Level 4
Exchange Traded Funds	$4,827,500	$—	$—	$4,827,500
Total	$4,827,500	$—	$—	$4,827,500

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2018 tax return. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

3.	INVESTMENT TRANSACTIONS

For the period ended January 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $48,066 and $100,493 respectively.

For the period ended January 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $4,661,796 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the fund. Archer Distributors, LLC (the “Distributor”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2018 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation expenses ) will not exceed 0.75%. The amounts will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended January 31, 2018, the advisor waived fees in the amount of $6,396.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement. The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the period ended January 31, 2018, the Fund received $2,200 in fixed fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
Fund	$1,100

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$4,610,151	$217,349	$—	$217,349

ARROW DWA COUNTRY ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2018

7.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Arrow DWA Country Rotation ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2017 through January 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	12/29/17	1/31/18	12/29/17 - 1/31/18	12/29/17 - 1/31/18
Actual	$1,000.00	$1,072.80	$0.72	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

*	“Actual” expense information for the Fund is for the period from December 29, 207 to January 31, 2018. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 34/365 (to reflect the period from December 29, 2017 to January 31, 2018). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow DWA Country Rotation ETF
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2018

Consideration of Proposed Investment Advisory Agreements between the Trust, on behalf of the Arrow DWA Country Rotation ETF (“DWCR”or the “Fund” ) and Arrow Investment Advisors, LLC

At an in person meeting held on September 28, 2017, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the proposed investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”) and Arrow Investment Advisors, LLC (the “Adviser”), with respect to DWCR. In its consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board reviewed a memorandum from Thompson Hine entitled “Duties of Trustees with Respect to Approval of Investment Advisory Contracts,” which had been provided to the Board prior to the meeting. They discussed with Ms. Strasser the fact that in fulfilling their responsibilities to the Funds and their future shareholders, the Board must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Funds. Ms. Strasser discussed with the Board the fact that the 1940 Act and court decisions place responsibility on the Board of Board, with special emphasis on the Independent Board, to exercise their good faith business judgment on behalf of the Funds and its shareholders in determining whether to enter into or renew an investment advisory contract. Ms. Strasser also noted that the Board must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors the Board should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to DWCR. The Board reviewed a copy of the Adviser’s Form ADV. The Board considered a presentation given by the Adviser regarding DWCR investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel. The Board noted that the Adviser continues to reinvest in the business of the Trust, as evidenced by the launch of the Funds. The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience of its personnel. They also noted that there had been no changes to the Adviser’s management personnel, and agreed that the Adviser had the experience and depth of personnel necessary to effectively manage DWCR. After further discussion, the Board concluded that the Adviser has the ability to meet the Board’s expectations.

Fees and Expenses. The Board reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.

Arrow DWA Country Rotation ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
January 31, 2018

They noted that the Adviser proposed a 0.70% advisory fee which was equal to the peer group average and in line with the 0.68% Morningstar category average. They further considered that the Fund’s estimated net expense ratio was in line with the peer group average and 0.17% lower than the Morningstar category average. The Board concluded that the proposed fee was reasonable.

Performance. The Board considered the Adviser’s past performance in connection with existing series of the Trust. The Board noted favorably the Adviser’s past performance with respect to existing series of the Trust and believed that the Adviser would deliver reasonable returns based on the strategy and risk profile of the proposed Fund. The Board concluded that the Adviser had potential to deliver favorable performance.

Economies of Scale. The Board considered whether there would be economies of scale with respect to the management of the Fund. The Board considered the Adviser’s expectation for growth in the initial two year term of the advisory agreement. The Board acknowledged that the Adviser had indicated its willingness to consider breakpoints as the Funds realize material asset growth. The Board concluded that the absence of breakpoints was acceptable at this time.

Profitability. The Board discussed the Adviser’s projections for profit in connection with the management of the Fund. The Board noted the Adviser does not expect to earn a profit during the initial term of the advisory agreement. They concluded that excessive profitability was not a concern at this time.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the advisory agreement for the Funds. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the advisory agreement with respect to DWCR.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investment Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 4/11/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato , Principal Executive Officer/President

Date 4/11/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/11/18